7. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2020
Notes
7. CAPITAL AND RESERVES

7. CAPITAL AND RESERVES

(a)Authorized:

At December 31, 2020, the authorized share capital was comprised of an unlimited number of common shares.  The common shares do not have a par value.  All issued shares are fully paid.

(b)Share consolidation

On December 21, 2020, the Company consolidated its share capital on the basis of one new share for every 4 old shares. All references to the number of shares and per share amounts have been retroactively restated to reflect the consolidation.

(c)Share issuances:

i.On March 26, 2018, the Company completed a non-brokered private placement by issuing 1,718,750 units (“Unit”) at a price of $0.32 per Unit for gross proceeds of $550,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 2-year period at a price of $0.48.  The warrants were ascribed a value of $172,137.

In connection with the financing, a total of $19,019 share issue costs were incurred.

ii.On November 9, 2018, the Company closed the first tranche of a non-brokered private placement by issuing 2,500,000 units (“Unit”) at a price of $0.20 per Unit for gross proceeds of $500,000, and on December 17, 2018 closed the second tranche of $232,000 by issuing 1,160,000 units at a price of $0.20 per Unit. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.40 until November 9, 2021 for the first tranche and until December 17, 2021 for the second tranche.  The warrants were ascribed a value of $179,897 and $78,612 respectively. If however the closing price of the Company’s shares are $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

In connection with the financing, a total of $36,825 share issue costs were incurred.

iii.On February 25, 2019, the Company completed the third tranche of a non-brokered private placement by issuing 500,000 units (“Unit”) at a price of $0.20 per Unit for gross proceeds of $100,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 3-year period at a price of $0.40. The warrants were ascribed a value of $35,234. If however the closing price of the Company’s shares are $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

In connection with the financing, a total of $29,673 share issue costs were incurred.

iv.On December 18, 2019, the Company completed a non-brokered private placement by issuing 910,000 units (“Unit”) at a price of $0.20 per Unit for gross proceeds of $182,000. Each Unit consists of one common share and one half of one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.20 until December 18, 2021. The warrants were ascribed a value of $42,000.

In connection with the financing, a total of $24,360 share issue costs were incurred.

v.On October 23, 2020, the Company completed a non-brokered private placement by issuing 4,219,641 units (“Unit”) at a price of $0.12 per Unit for gross proceeds of $506,357. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.20 until October 23, 2023. The warrants were ascribed a value of $223,080.

In connection with the financing, a total of $21,537 share issue costs were incurred.

(d)Share Purchase Option Compensation Plan:

The Company has established a stock option plan whereby the Company may grant options to directors, officers, employees and consultants of up to 10% of the common shares outstanding at the time of grant. The exercise price, term and vesting period of each option are determined by the board of directors within regulatory guidelines.

On December 21, 2020, the Company’s stock options were consolidated on a 4 for 1 basis and the exercised prices were reflected as such (Note 7(b)).

Stock option transactions and the number of stock options for the year ended December 31, 2020 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2019	Granted	Exercised	cancelled	2020
July 15, 2020	$0.40	503,750	-	-	(503,750)	-
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,730,750	-	-	(503,750)	1,227,000
Options exercisable		1,730,750	-	-	(503,750)	1,227,000
Weighted average exercise price		$0.47	$Nil	$Nil	$0.40	$0.50

As of December 31, 2020, the weighted average contractual remaining life is 1.53 years (December 31, 2019 – 1.95 years).

Stock option transactions and the number of stock options for the year ended December 31, 2019 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2018	Granted	Exercised	cancelled	2019
March 3, 2019	$0.66	50,000	-	-	(50,000)	-
July 15, 2020	$0.40	503,750	-	-	-	503,750
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	-	45,750	-	-	45,750
Options outstanding		1,735,000	45,750	-	(50,000)	1,730,750
Options exercisable		1,735,000	45,750	-	(50,000)	1,730,750
Weighted average exercise price		$0.48	$0.20	$Nil	$0.66	$0.47

Stock options transactions and the number of stock options for the year ended December 31, 2018 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2017	Granted	Exercised	cancelled	2018
October 16, 2018	$0.40	286,250	-	-	(286,250)	-
March 3, 2019	$0.66	50,000	-	-	-	50,000
July 15, 2020	$0.40	503,750	-	-	-	503,750
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	-	450,000	-	-	450,000
March 26, 2023	$0.40	-	10,000	-	-	10,000
Options outstanding		1,561,250	460,000	-	(286,250)	1,735,000
Options exercisable		1,561,250	460,000	-	(286,250)	1,735,000
Weighted average exercise price		$0.49	$0.40	$Nil	$0.40	$0.48

The weighted average assumptions used to estimate the fair value of options for the years ended December 31, 2020, 2019 and 2018 were:

	2020	2019	2018
Risk-free interest rate	n/a	1.33%	1.25%
Expected life	n/a	5 years	5 years
Expected volatility	n/a	123.92%	130.43%
Expected dividend yield	n/a	Nil	Nil

Option pricing models require the input of highly subjective assumptions including the expected price volatility.  Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable measure of the fair value of the Company’s share purchase options.

(e)Finder’s Options:

On December 21, 2020, the Company’s finder’s options were consolidated on a 4 for 1 basis and the exercised prices were reflected as such (Note 7(b)).

The continuity of finder’s options for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.40	102,813	-	-	(102,813)	-
Outstanding		102,813	-	-	(102,813)	-
Weighted average exercise price		$0.40	$Nil	$Nil	$0.40	$Nil

The continuity of finder’s options for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.40	24,750	-	-	(24,750)	-
July 4, 2019	$0.40	102,813	-	-	-	102,813
Outstanding		127,563	-	-	(24,750)	102,813
Weighted average exercise price		$0.40	$Nil	$Nil	$0.40	$0.40

(f)Warrants:

On December 21, 2020, the Company’s warrants were consolidated on a 4 for 1 basis and the exercised prices were reflected as such (Note 7(b)).

The continuity of warrants for the year ended December 31, 2020 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2019	Issued	Exercised	Expired	2020
March 26, 2020	$0.48	1,718,750	-	-	(1,718,750)	-
July 12, 2020	$0.60	2,542,500	-	-	(2,542,500)	-
November 9, 2021 (1)	$0.40	2,500,000	-	-	-	2,500,000
December 17, 2021 (1)	$0.40	1,160,000	-	-	-	1,160,000
December 18, 2021	$0.20	455,000	-	-	-	455,000
February 25, 2022 (1)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	-	4,219,641	-	-	4,219,641
Outstanding		8,876,250	4,219,641	-	(4,261,250)	8,834,641
Weighted average exercise price		$0.46	$0.20	$Nil	$0.55	$0.29

(1)These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

As of December 31, 2020, the weighted average contractual life is 1.82 years (December 31, 2019 – 1.20 years).

The continuity of warrants for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.60	3,386,750	-	-	(3,386,750)	-
March 26, 2020	$0.48	1,718,750	-	-	-	1,718,750
July 12, 2020	$0.60	2,542,500	-	-	-	2,542,500
November 9, 2021 (1)	$0.40	2,500,000	-	-	-	2,500,000
December 17, 2021 (1)	$0.40	1,160,000	-	-	-	1,160,000
December 18, 2021	$0.20	-	455,000	-	-	455,000
February 25, 2022 (1)	$0.40	-	500,000	-	-	500,000
Outstanding		11,308,000	955,000	-	(3,386,750)	8,876,250
Weighted average exercise price		$0.52	$0.30	$Nil	$0.60	$0.46

The continuity of warrants for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.60	2,730,000	-	-	(2,730,000)	-
July 4, 2019	$0.60	3,386,750	-	-	-	3,386,750
July 12, 2020	$0.60	2,542,500	-	-	-	2,542,500
March 26, 2020	$0.48	-	1,718,750	-	-	1,718,750
November 9, 2021 (1)	$0.40	-	2,500,000	-	-	2,500,000
December 17, 2021 (1)	$0.40	-	1,160,000	-	-	1,160,000
Outstanding		8,659,250	5,378,750	-	(2,730,000)	11,308,000
Weighted average exercise price		$0.60	$0.43	$Nil	$0.60	$0.52

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2020, 2019 and 2018 were:

	2020	2019	2018
Risk-free interest rate	1.46%	1.55%	1.14%
Expected life	3 years	2.52 years	2.68 years
Expected volatility	149.71%	118.63%	108.87%
Expected dividend yield	Nil	Nil	Nil